Hedging Derivatives - Net impact (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	€ 200
Ineffective coverage recognised in the income statement	83
Reclassified amount of reserves to the income statement	553
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	193
Reclassified amount of reserves to the income statement	37
Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(20)
Reclassified amount of reserves to the income statement	(457)
Interest Rate And Exchange Rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	45
Reclassified amount of reserves to the income statement	967
Inflation Risk [Member]
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	11
Reclassified amount of reserves to the income statement	4
Market value of equity
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(8)
Other Risk [Member]
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(21)
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	75
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	(18)
Fair value hedges | Interest rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	(24)
Fair value hedges | Interest rate risk | Bond [Member]
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	(61)
Fair value hedges | Interest rate risk | Repurchase Agreement [Member]
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	1
Fair value hedges | Interest rate risk | Loans of securities
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	46
Fair value hedges | Interest rate risk | Liquidity facilities
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	12
Fair value hedges | Interest rate risk | Securitisation
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	8
Fair value hedges | Interest Rate And Exchange Rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	95
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Deposits
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	39
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Bond [Member]
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	8
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Securitisation
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	49
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | CLO
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	(1)
Fair value hedges | Other Risk [Member]
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	(2)
Fair value hedges | Other Risk [Member] | Securitisation
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	(2)
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	200
Ineffective coverage recognised in the income statement	8
Reclassified amount of reserves to the income statement	553
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	193
Ineffective coverage recognised in the income statement	(4)
Reclassified amount of reserves to the income statement	39
Cash flow hedges | Interest rate risk | Loan commitments
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(2)
Reclassified amount of reserves to the income statement	(24)
Cash flow hedges | Interest rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	50
Ineffective coverage recognised in the income statement	(21)
Reclassified amount of reserves to the income statement	(4)
Cash flow hedges | Interest rate risk | Bond [Member]
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	104
Ineffective coverage recognised in the income statement	2
Reclassified amount of reserves to the income statement	17
Cash flow hedges | Interest rate risk | Secondary Market Loans [Member]
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	85
Ineffective coverage recognised in the income statement	16
Reclassified amount of reserves to the income statement	47
Cash flow hedges | Interest rate risk | Repurchase Agreement [Member]
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(46)
Cash flow hedges | Interest rate risk | Liquidity facilities
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	2
Reclassified amount of reserves to the income statement	3
Cash flow hedges | Interest rate risk | Securitisation
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	(1)
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(20)
Ineffective coverage recognised in the income statement	(688)
Reclassified amount of reserves to the income statement	(457)
Cash flow hedges | Exchange rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(25)
Ineffective coverage recognised in the income statement	(698)
Reclassified amount of reserves to the income statement	(563)
Cash flow hedges | Exchange rate risk | Secondary Market Loans [Member]
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	5
Ineffective coverage recognised in the income statement	4
Reclassified amount of reserves to the income statement	48
Cash flow hedges | Exchange rate risk | Asset bonds
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(25)
Ineffective coverage recognised in the income statement	43
Reclassified amount of reserves to the income statement	89
Cash flow hedges | Exchange rate risk | Repurchase Agreement [Member]
Disclosure of detailed information about hedged items [line items]
Reclassified amount of reserves to the income statement	(3)
Cash flow hedges | Exchange rate risk | Securitisation
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	24
Ineffective coverage recognised in the income statement	(37)
Reclassified amount of reserves to the income statement	(36)
Cash flow hedges | Exchange rate risk | CLO
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	1
Reclassified amount of reserves to the income statement	8
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	45
Ineffective coverage recognised in the income statement	700
Reclassified amount of reserves to the income statement	967
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Deposits
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	1
Ineffective coverage recognised in the income statement	743
Reclassified amount of reserves to the income statement	778
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Bond [Member]
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(4)
Ineffective coverage recognised in the income statement	447
Reclassified amount of reserves to the income statement	571
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Securitisation
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	48
Ineffective coverage recognised in the income statement	(490)
Reclassified amount of reserves to the income statement	(382)
Cash flow hedges | Inflation Risk [Member]
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	11
Reclassified amount of reserves to the income statement	4
Cash flow hedges | Inflation Risk [Member] | Deposits
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	14
Reclassified amount of reserves to the income statement	3
Cash flow hedges | Inflation Risk [Member] | Asset bonds
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(3)
Reclassified amount of reserves to the income statement	1
Cash flow hedges | Market value of equity
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(8)
Cash flow hedges | Market value of equity | Highly probable planned transactions
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(8)
Cash flow hedges | Other Risk [Member]
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(21)
Cash flow hedges | Other Risk [Member] | Bond [Member]
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	€ (21)